Current and long-term debt - China Huarong lease financing (Details) $ in Thousands	1 Months Ended				12 Months Ended
	Aug. 31, 2022 USD ($) tanker	Jan. 31, 2021 USD ($) vessel	Sep. 30, 2020 USD ($)	Aug. 31, 2018 USD ($) tanker	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 1,436,224	$ 2,541,678
Principal repayments on IFRS 16 lease liabilities					79,502	56,729	$ 77,913
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings					1,948,592	3,145,623
China Huarong Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 144,000
Sale leaseback transaction, term				8 years
China Huarong Lease Financing | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 0	$ 103,416
Principal repayments on IFRS 16 lease liabilities	$ 95,000
China Huarong Lease Financing | Top of range
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period				8 years
China Huarong Lease Financing | Bottom of range
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period				3 years
China Huarong Lease Financing | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis				3.50%
Vessels | MR | China Huarong Lease Financing | STI Opera, STI Virtus, STI Venere, STI Aqua, STI Dama and STI Regina
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker	6			6
Installation of scrubbers | China Huarong Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 10,000
Increase (decrease) in net investment in finance lease			$ 2,000
Installation of scrubbers | China Huarong Lease Financing | STI Opera, STI Virtus, STI Venere, STI Aqua, STI Dama and STI Regina
Disclosure of detailed information about borrowings [line items]
Number of collateralized vessels refinanced | vessel		5